Revenue Recognition - Schedule of Trading Activities on the Consolidated Statements of Operations and Comprehensive Income (Loss) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Trading Activities on the Consolidated Statements of Operations and Comprehensive Income (Loss) [Line Items]
Trading revenue	$ 5,125,989	$ 7,818,819
Foreign Currency [Member]
Schedule of Trading Activities on the Consolidated Statements of Operations and Comprehensive Income (Loss) [Line Items]
Trading revenue	594
Stock Indices [Member]
Schedule of Trading Activities on the Consolidated Statements of Operations and Comprehensive Income (Loss) [Line Items]
Trading revenue	641,562	9,091,210
Commodities [Member]
Schedule of Trading Activities on the Consolidated Statements of Operations and Comprehensive Income (Loss) [Line Items]
Trading revenue	(342,595)	(962,963)
Equity [Member]
Schedule of Trading Activities on the Consolidated Statements of Operations and Comprehensive Income (Loss) [Line Items]
Trading revenue	$ 4,826,428	$ (309,428)